Employee benefits liabilities - Disclosure of defined benefit obligation and fair value of related plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,913	€ 3,538
Employee benefit liability	6,024	5,473
Defined benefit plan asset (Note 16)	(963)	(910)
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,148	1,025
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,460	1,074
Employee benefit liability	2,396	1,958
Defined benefit plan asset (Note 16)	(936)	(884)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,700	1,697
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	780	793
Defined Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	4,876	4,448
Defined benefit plan asset (Note 16)	(963)	(910)
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	26,203	25,932
Projected benefit obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	23,750	23,468	€ 23,652
Projected benefit obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,700	1,697	1,722
Projected benefit obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	753	767	805
Plan Assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22,502)	(22,642)	€ (22,676)
Plan Assets | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(311)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ (212)	€ (248)